FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
FINANCIAL INSTRUMENTS	28. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2024 Annual Report. Valuation techniques, sensitivity methodologies and inputs at 30 June 2025 are consistent with those described in Note 38 to the Consolidated Financial Statements in the 2024 Annual Report.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2025 and 31 December 2024. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

	30 June 2025		31 December 2024
	Fair	Carrying	Fair	Carrying
	value	value	value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	203,494	203,640	201,864	202,929
Loans and advances to banks	1,514	1,514	1,101	1,101
Reverse repurchase agreements - non-trading	11,413	11,405	10,342	10,338
Other financial assets at amortised cost	3,491	3,718	3,190	3,408
	219,912	220,277	216,497	217,776
Liabilities
Deposits by customers	187,127	186,517	185,247	185,775
Deposits by banks	12,019	12,017	14,017	14,037
Repurchase agreements - non-trading	7,598	7,590	8,622	8,617
Debt securities in issue	44,039	43,677	37,712	37,569
Subordinated liabilities	2,722	2,348	2,701	2,385
	253,505	252,149	248,299	248,383
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2025 and 31 December 2024, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2025				31 December 2024
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	–	578	–	578	–	990	–	990	A
	Interest rate contracts	–	1,319	–	1,319	–	1,690	–	1,690	A & C
	Inflation rate contracts	–	116	–	116	–	70	–	70	A
	Equity and credit contracts	–	153	34	187	–	122	35	157	B & D
	Netting	–	(1,290)	–	(1,290)	–	(1,643)	–	(1,643)
		–	876	34	910	–	1,229	35	1,264
Other financial assets at FVTPL	Loans and advances to customers	–	281	40	321	–	278	44	322	A
	Debt securities	56	–	28	84	–	56	36	92	A, B & D
	Equity securities	–	–	10	10	–	–	7	7	B
		56	281	78	415	–	334	87	421
Financial assets at FVOCI	Debt securities	7,162	219	–	7,381	8,805	201	34	9,040	D
		7,162	219	–	7,381	8,805	201	34	9,040
Total assets at fair value		7,218	1,376	112	8,706	8,805	1,764	156	10,725

Liabilities
Derivative financial instruments	Exchange rate contracts	–	938	–	938	–	432	–	432	A
	Interest rate contracts	–	1,452	–	1,452	–	1,905	–	1,905	A & C
	Inflation rate contracts	–	32	–	32	–	–	–	–	A
	Equity and credit contracts	–	8	14	22	–	9	14	23	B & D
	Netting	–	(1,290)	–	(1,290)	–	(1,643)	–	(1,643)
		–	1,140	14	1,154	–	703	14	717
Other financial liabilities at FVTPL	Debt securities in issue	–	331	–	331	–	355	–	355	A
	Structured deposits	–	639	–	639	–	605	–	605	A
	Zero Amortising Guaranteed Notes	–	91	–	91	–	95	–	95	D
		–	1,061	–	1,061	–	1,055	–	1,055
Total liabilities at fair value		–	2,201	14	2,215	–	1,758	14	1,772
Transfers between levels of the fair value hierarchy
In H1-25 there were no significant (H1-24: no significant) transfers of financial instruments between levels 1 and 2 of the fair value hierarchy.
d) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied.
The fair value adjustments are set out in the following table:

	30 June 2025	31 December 2024
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	9	6
- Uncertainty	19	25
- Credit risk adjustment	1	1
- Funding fair value adjustment	1	–
	30	32
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. There have been no significant changes to the risk-related adjustments as set out in Note 38(f) to the Consolidated Financial Statements in
the 2024 Annual Report.
e) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 38(g) to the Consolidated Financial Statements in the 2024 Annual Report.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H1-25:

	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2025	35	87	34	156	(14)	(14)
Total gains/(losses) recognised:
Fair value movements[1]	1	(2)	–	(1)	–	–
Purchases	–	8	–	8	–	–
Transfers out	–	–	(32)	(32)	–	–
Settlements	(2)	(15)	(2)	(19)	–	–
At 30 June 2025	34	78	–	112	(14)	(14)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period[1]	1	(2)	–	(1)	–	–
1 Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.